INCOME TAXES (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended			9 Months Ended	12 Months Ended
	Jan. 02, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Tax percentage						21.00%		21.00%	21.00%
Tax rate description				In addition, the Tax Cuts and Jobs Act imposed a global intangible low-taxed income (“GILTI”) tax, which is a tax on certain off-shore earnings at an effective rate of 10.5% for tax years (50% deduction of the current enacted tax rate of 21%) with a partial offset for 80% foreign tax credits. If the foreign tax rate is 13.125% or higher, there will be no U.S. corporate tax after the 80% foreign tax credits are applied.				In addition, the Tax Cuts and Jobs Act imposed a global intangible low-taxed income (“GILTI”) tax, which is a tax on certain off-shore earnings at an effective rate of 10.5% for tax years (50% deduction of the current enacted tax rate of 21%) with a partial offset for 80% foreign tax credits. If the foreign tax rate is 13.125% or higher, there will be no U.S. corporate tax after the 80% foreign tax credits are applied.
Tax benefit		$ 3,971	$ 134,067	$ 10,091	$ 134,067			$ 161,581	$ (6,965)
Income tax interest and penalties		395	$ 0	395	$ 0	$ 0		0	$ 0
Cumulative net operating loss								312,608
Deferred tax assets operating loss carryforwards		65,648		65,648
Cumulative net operating losses, utilized and reduced		0		0
Cumulative net operating loss								10,000
Deferred Tax Asset, Valuation Allowance		42,902		42,902
Effective Income Tax Rate Reconciliation, Percent						0.00%		31.30%	1.00%
Operating loss carryforwards expire year								2027
Deferred tax assets, valuation						$ 43,410		$ 65,648	$ 43,410
Unrecognized tax benefits						0		0	0
Unrecognized interest and penalties tax expense								$ 0	0
If Unutilized [Member]
Operating Loss Carryforwards [Line Items]
Cumulative net operating loss						24,000			24,000
Operating loss carryforwards expire year								2028
UNITED STATES
Operating Loss Carryforwards [Line Items]
Cumulative net operating loss						213,000		$ 313,000	213,000
Deferred tax assets, valuation						$ 43,000		66,000	$ 43,000
UNITED STATES | Subpart F and GILTI taxes [Member]
Operating Loss Carryforwards [Line Items]
Cumulative net operating loss		204,000		204,000				0
Deferred Tax Asset, Valuation Allowance		43,000		$ 43,000				$ 0
Labuan [Member]
Operating Loss Carryforwards [Line Items]
Tax percentage	24.00%
Effective Income Tax Rate Reconciliation, Percent	3.00%
MALAYSIA
Operating Loss Carryforwards [Line Items]
Tax percentage							17.00%
Income tax examination, description				The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less) is 17% for the first RM 600,000 (or approximately $150,000) for the three and six months ended June 30, 2021 and RM 500,000 (or approximately $125,000) income for the three and six months ended June 30, 2020, with the remaining balance being taxed at the 24% rate.				The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less) is 17% for the first RM 600,000 (or approximately $150,000) for the year ended December 31, 2020 and RM 500,000 (or approximately $125,000) income for the six months and year ended December 31, 2019, with the remaining balance being taxed at the 24% rate.
HONG KONG
Operating Loss Carryforwards [Line Items]
Tax percentage				16.50%			16.50%
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Tax percentage				21.00%				21.00%
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax percentage				35.00%				35.00%
Tax benefit								$ 134,000
Cumulative net operating loss								$ 636,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax benefit		$ 22,205		$ 22,205